Note 10 - Common and Preferred Stock, Additional Paid-in Capital and Dividends (Details Textual)																2 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended			24 Months Ended
	Nov. 06, 2019 USD ($) $ / shares shares	Sep. 13, 2019 USD ($) $ / shares shares	Aug. 22, 2019	Oct. 26, 2018 USD ($) $ / shares shares	May 25, 2018 USD ($) shares	Mar. 26, 2018	Dec. 11, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 06, 2017	Aug. 03, 2017	Jun. 23, 2017	May 11, 2017	May 08, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) shares	Feb. 02, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 $ / shares shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares
Stock Issued During Period, Value, New Issues | $																					$ 38,389,000
Dividends, Total | $																			$ 0	$ 0	0
Proceeds from Issuance of Common Stock | $																			18,892,000	5,781,000	9,726,000
Proceeds from Warrant Exercises | $																			$ 4,619,000	$ 2,330,000	$ 1,567,000
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																	1.32		1.32	1.1		1.32
The 2018 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)				100,000
Stock Issued During Period, Value, New Issues | $																				$ 2,721,000
Common Stock Purchase Agreement, Fee Percentage				6.50%
Proceeds from Issuance of Common Stock | $				$ 2,805,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 30
September 2019 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,580,000
Stock Issued During Period, Value, New Issues | $																			$ 9,289,000
Number of Shares Called by Overallotment Option (in shares)		237,000
Proceeds from Issuance or Sale of Equity, Total | $		$ 10,480,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues (in shares)		85,000
November 2019 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	4,200,000
Stock Issued During Period, Value, New Issues | $																			$ 7,642,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 2
Proceeds from Issuance or Sale of Equity, Total | $	$ 8,400,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)																					31,639
Stock Issued During Period, Value, New Issues | $
Stock Issued During Period, Shares, Warrants Exercises (in shares)																			434,385	77,650	10,963
Common Stock [Member] | The 2018 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)																				100,000
Stock Issued During Period, Value, New Issues | $																				$ 1,000
Common Stock [Member] | September 2019 Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)																			2,910,090
Stock Issued During Period, Value, New Issues | $																			$ 30,000
Common Stock [Member] | November 2019 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)																			4,200,000
Stock Issued During Period, Value, New Issues | $																			$ 42,000
Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock | $																					$ 7,500,000
Series E Convertible Preferred Stock [Member]
Convertible Preferred Stock, Conversion Price, Percentage of VWAP	80.00%
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share) | $ / shares	$ 20
Series E Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price (in dollars per share) | $ / shares	$ 1
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)														7,500							45,232
Proceeds from Issuance of Convertible Preferred Stock | $														$ 7,500,000
Convertible Preferred Stock, Redemption Percentage at Reporting Entity Request														120.00%
Preferred Stock, Dividend Rate, Percentage														8.00%
Stock Issued During Period, Value, New Issues | $																					$ 7,500,000
Dividends, Total | $																					600,000
Stock Issued During Period, Value, Payment for Commitment Fee | $																					$ 113,000
Tankers Family Inc. [Member] | Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)													100,000
Stock Issued During Period, Value, New Issues | $													$ 1,000
Preferred Stock, Voting Rights Equivalent to Common Shares Per Share (in shares)													1,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares													$ 0.01
Kalani Investments Limited [Member]
Stock Issued During Period, Shares, New Issues (in shares)																					31,638
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value | $															$ 40,341,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance (Month)															2 years
Common Stock Purchase Agreement, Fee Percentage																					1.00%
Proceeds from Issuance of Common Stock | $																					$ 39,937,000
Kalani Investments Limited [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services | $															$ 606,000
Crede [Member]
Stock Issued During Period, Shares, New Issues (in shares)																269,148
Stock Issued During Period, Value, New Issues | $																				14,789,000	$ 28,633,000
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value | $							$ 25,000,000	$ 25,000,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance (Month)							2 years	2 years
Proceeds from Issuance of Common Stock | $																$ 25,000,000				$ 14,810,000
Crede [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)																				402,500	357,444
Stock Issued During Period, Value, New Issues | $																				$ 4,000	$ 4,000
Stock Issued During Period, Value, Payment for Commitment Fee | $							$ 500,000	$ 500,000
Crede [Member] | Common Stock [Member] | Issued for Commitment Fee [Member]
Stock Issued During Period, Shares, New Issues (in shares)																7,500				5,795
Maxim [Member]
Stock Issued During Period, Value, New Issues | $																				$ 2,614,000
Common Stock Purchase Agreement, Fee Percentage					2.00%
Proceeds from Issuance of Common Stock | $					$ 2,781
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value | $					$ 14,250,000
Common Stock Equity Distribution Agreement, Period of Shares Authorized for Issuance (Month)					1 year
Maxim [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					124,543															124,543
Stock Issued During Period, Value, New Issues | $																				$ 1,000
Warrants Issued With the 2018 Common Stock Offering [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Class of Warrant or Right, Outstanding (in shares)				175,000
Class of Warrant or Right, Price Per Warrants or Rights (in dollars per share) | $ / shares				$ 0.0002
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 30
Class of Warrant or Right, Exercised During Period (in shares)																			3,500,000
Proceeds from Warrant Exercises | $																						$ 3,788,000
Stock Issued During Period, Shares, Warrants Exercises (in shares)																			97,350			175,000
Warrants and Rights Outstanding | $				$ 1,671,000
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility				3.80%
Warrants Issued With the 2018 Common Stock Offering [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				1.08
The 2014 Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)																		1,268,000
Proceeds from Warrant Exercises | $																		$ 3,161,000
Stock Issued During Period, Shares, Warrants Exercises (in shares)																		337,035
Traditional Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Outstanding (in shares)		1,139
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 8.19
Class of Warrant or Right, Exercised During Period (in shares)																	1,778,700
Stock Issued During Period, Shares, Warrants Exercises (in shares)																	1,245,090
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility		10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		1,790,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right, Cashless Exercise (in shares)		0.7
Warrant Exercised on Cashless Basis Trigger, Underlining Number of Shares (in shares)		4,740,000
Traditional Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.81
Class A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)																	1		1			1
Class of Warrant or Right, Outstanding (in shares)																	4,200,000		4,200,000			4,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																	$ 2		$ 2			$ 2
Class of Warrant or Right, Exercised During Period (in shares)																			0
Warrants and Rights Outstanding | $	$ 1,343,000
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility	7.35%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	4,200,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right, Cashless Exercise (in shares)																	0.4		0.4			0.4
Warrant Exercised on Cashless Basis Trigger, Share Price (in dollars per share) | $ / shares																			$ 3.20
Class A Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	1.27
Class B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Outstanding (in shares)																	4,200,000		4,200,000			4,200,000
Class of Warrant or Right, Price Per Warrants or Rights (in dollars per share) | $ / shares	$ 0.3052
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2
Class of Warrant or Right, Exercised During Period (in shares)																			0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	4,200,000
Class B Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Outstanding (in shares)	4,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																	$ 1		$ 1			$ 1
Class B Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	1.34
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility	14.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			20			10			2	30	15	20